Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
23.	CASH AND CASH EQUIVALENTS

	As at December 31,
	2024	2023
Bank deposits	1,052,823	407,311
Other monetary funds	131,633	-
	1,184,456	407,311

	As at December 31,
	2024	2023
Renminbi	1,167,272	405,534
Hong Kong Dollars	17,184	1,777
	1,184,456	407,311

Cash and cash equivalents comprise cash held by the Group and short-term deposits with an original maturity of three months or less. Bank deposits as at December 31, 2024 carry interest at market rates which ranged from 0.20% to 0.40% (2023: 0.20% to 0.40%) per annum. Majority of our cash is deposited with financial institution in the PRC. Remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.